Consolidated Statements of Cash Flows (Unaudited) (USD $)	8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss attributable to Marathon Patent Group, Inc.	$ (109,322)	$ (2,351,355)	$ (6,439,273)	$ (6,927,812)	$ (7,037,134)	$ (9,388,489)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense		860,657		8,773	8,773	869,430
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services		121,564				121,564
Depreciation expense		1,944				1,944
Stock based compensation on warrants granted		94,930	2,660,800	2,723,162	2,723,162	2,818,092
Stock based compensation on options granted		689,424	1,454,400	1,514,938	1,514,938	2,204,362
Common stock issued for services		658,350	75,000	198,287	198,287	856,637
Non-controlling interest			(10,496)	(10,496)	(10,496)	(10,496)
Non-cash revenue		(1,000,000)				(1,000,000)
Non-cash other income			(125,000)	(125,000)	(125,000)	(125,000)
Realized loss - available for sale		38,819		112,500	112,500	151,319
Gain on sale of assets of discontinued operations		(168,216)				(168,216)
Impairment of mineral rights	99,474		1,256,000	1,256,000	1,355,474	1,355,474
Impairment of assets of discontinued operations			30,248	30,248	30,248	30,248
Changes in operating assets and liabilities
Accounts receivable		(330,000)				(330,000)
Assets of discontinued operations - current portion		82,145	20,000	(62,145)	(62,145)	20,000
Prepaid expenses	(20,000)	39,000	(54,516)	(36,933)	(56,933)	(17,933)
Deposits	(3,500)		(235,660)		(3,500)	(3,500)
Assets of discontinued operations - long term portion			3,915	3,915	3,915	3,915
Accounts payable and accrued expenses	4,000	315,394	201,193	53,159	57,159	372,553
Net cash used in operating activities	(29,348)	(947,344)	(1,163,389)	(1,261,404)	(1,290,752)	(2,238,096)
Cash flows from investing activities:
Acquisition of mineral rights			(325,000)	(325,000)	(325,000)	(325,000)
Acquisition of patents		(1,450,000)		(500,000)	(500,000)	(1,950,000)
Note receivable - related party			(147,708)	(147,708)	(147,708)	(147,708)
Collection on note receivable - related party				147,708	147,708	147,708
Purchase of property and equipment		(10,000)				(10,000)
Proceeds received from the sale of marketable securities		129,397				129,397
Sale of real estate property (discontinued operations)		1,052,320		576,477	576,477	1,628,797
Acquisition of real estate property			(1,366,627)	(1,366,627)	(1,366,627)	(1,366,627)
Acquisition of Cyberfone Systems, LLC (cash portion)		(500,000)				(500,000)
Capitalized cost related to improvements of real estate property (discontinued operations)		(16,750)	(154,620)	(245,420)	(245,420)	(262,170)
Net cash used in investing activities		(795,033)	(1,993,955)	(1,860,570)	(1,860,570)	(2,655,603)
Cash flows from financing activities:
Payment on note payable			(930,000)	(930,000)	(930,000)	(930,000)
Payment on note payable - related party			(152,974)	(152,974)	(152,974)	(152,974)
Payment on note payable in connection with the acquisition of Cyberfone Systems, LLC		(500,000)				(500,000)
Payment in connection with the cancellation of stock and rescission agreement			(132,000)	(132,000)	(132,000)	(132,000)
Proceeds from disgorgement of former officer short swing profits				50,000	50,000	50,000
Proceeds from advances payables	100,000				100,000	100,000
Proceeds from promissory note - related party	53,500				53,500	53,500
Proceeds from sale of common stock, net of issuance costs	5,000	5,752,596	5,768,965	6,511,965	6,516,965	12,269,561
Net cash provided by financing activities	158,500	5,252,596	4,553,991	5,346,991	5,505,491	10,758,087
Net increase in cash	129,152	3,510,219	1,396,647	2,225,017	2,354,169	5,864,388
Cash at beginning of period		2,354,169	129,152	129,152
Cash at end of period	129,152	5,864,388	1,525,799	2,354,169	2,354,169	5,864,388
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest		702				855
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of a note payable to a related party in connection with the purchase of mining rights	99,474				99,474	99,474
Issuance of common stock for advances payable	0		100,000	100,000	100,000	100,000
Assumption of prepaid assets upon exercise of option agreement	0		43,157	43,157	43,157	43,157
Assumption of accounts payable upon exercise of option agreement	0		30,664	30,664	30,664	30,664
Issuance of a note payable in connection with an option agreement	0		930,000	930,000	930,000	930,000
Issuance of common stock in connection with an option agreement	0		1,000	1,000	1,000	1,000
Common stock issued for acquisition of patents	0			925	925	925
Common stock issued in connection with the acquisition of Cyberfone Systems, LLC		2,280,000				2,280,000
Issuance of common stock issued for prepaid services		441,256				441,256
Acquisition of patents in connection with a non-cash settlement		$ 1,000,000				$ 1,000,000